Share-based payments - Outstanding Stock Options (Details)	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
Share-based Payment Arrangements [Abstract]
Outstanding, beginning balance (in shares) | shares	15,650,234	12,825,541
Granted (in shares) | shares	0	3,420,407
Exercised (in shares) | shares	(4,603,861)	(506,828)
Forfeited or expired (in shares) | shares	(267,649)	(88,886)
Outstanding, ending balance (in shares) | shares	10,778,724	15,650,234
Exercisable (in shares) | shares	4,316,424	5,186,600
Weighted average exercise price of share options outstanding, beginning balance (CAD per share) | $ / shares	$ 59	$ 57
Weighted average exercise price of share options granted (CAD per share) | $ / shares	0	65
Weighted average exercise price of share options exercised (CAD per share) | $ / shares	57	52
Weighted average exercise price of share options forfeited or expired (CAD per share) | $ / shares	60	61
Weighted average exercise price of share options exercisable (CAD per share) | $ / shares	58	58
Weighted average share price, share options exercised (CAD per share) | $ / shares	$ 64	$ 63